Legal Status, Management and Business Activity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Legal Status, Management and Business Activity [Abstract]
Legal Status, Management and Business Activity
1	Legal Status, Management and Business Activity

The interim condensed consolidated financial statements comprise of the interim condensed financial statements of Brooge Energy Limited (“Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”. The details of the Group are as follows:

a. Brooge Energy Limited (“Company”)

The Company, is a Company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 07, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. Brooge Petroleum and Gas Investment Company Phase III FZE (BPGIC Phase III FZE)

BPGIC Phase III FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 20-FZE-1972.

BPGIC Phase III FZE is a 100% subsidiary of the Company.

iii. BPGIC International

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

iv. Brooge Petroleum and Gas Management Company Limited (BPGMC Limited)

BPGMC Limited is a company with limited liability registered in Dubai International Financial Centre with commercial license number CL3852.

BPGMC Limited is a 100% subsidiary of the Company.

v. BPGIC Phase 3 Limited (BPGIC Phase III Ltd)

BPGIC Phase 3 Limited is a Free Zone Company with limited liability formed in accordance with the provisions of Jebel Ali Free Zone Authority Offshore Companies Regulations 2018. The registration number of BPGIC Phase 3 Limited is 226933.

BPGIC Phase 3 Limited is a 100% subsidiary of the Company.

The service provided by the group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s phase II, with a total capacity of 602,064 cbm was completed in September 2021.The Group has commenced early preparation work for its phase 3 project where it intends to construct additional storage and refinery facilities. The Group’s has commenced preconstruction work for its phase 3. The Group intends to construct additional storage and refinery facility as part of the phase 3.

The Company was incorporated on 12 April 2019 for the sole purpose of consummating the business combination described further below.

On 15 April 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of business combination, Twelve seas changed its name to ‘BPGIC International’.

The consolidated financial statements for the year ended December 31, 2019 were prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

1	Legal Status, Management and Business Activity

The consolidated financial statements comprise of the financial statements of Brooge Energy Limited (“Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”.

The details of the Group are as follows:

a. Brooge Energy Limited (“Company”)

The Company, is a Company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 07, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. Brooge Petroleum and Gas Investment Company Phase III FZE (BPGIC Phase III FZE)

BPGIC Phase III FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 20-FZE-1972.

BPGIC Phase III FZE is a 100% subsidiary of the Company.

iii. BPGIC International

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

iv. Brooge Petroleum and Gas Management Company Limited (BPGMC Limited)

BPGMC Limited is a company with limited liability registered in Dubai International Financial Centre (DIFC) with commercial license number CL3852. BPGMC Limited was a 100% subsidiary of the Company.

As of December 21, 2022 BPGMC Limited has been officially dissolved (voluntary winding up ) and has ceased to exist as a DIFC entity.

v. BPGIC Phase 3 Limited (BPGIC Phase III Ltd)

BPGIC Phase 3 Limited is a Free Zone Company with limited liability formed in accordance with the provisions of Jebel Ali Free Zone Authority Offshore Companies Regulations 2018. The registration number of BPGIC Phase 3 Limited is 226933.

BPGIC Phase 3 Limited is a 100% subsidiary of the Company.

The service provided by the group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The Group has commenced early preparation work for its phase III project where it intends to construct additional storage and refinery facilities.

The Company was incorporated on 12 April 2019 for the sole purpose of consummating the business combination described further below.

On 15 April 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of business combination, Twelve Seas changed its name to ‘BPGIC International’.

The consolidated financial statements are prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The reaudited consolidated financial statements were authorised for issue by the Board of Directors.

On Aug. 17, 2022 the Company announced that its majority shareholder, BPGIC Holdings Limited (“Holdings”), has expressed an interest to acquire all the shares of the Company that it does not currently own and to take the Company private. The Board of Directors of the Company is considering the proposal and will be entering into substantive negotiations. Any transaction, if entered into, will be subject to the receipt of a fairness opinion and approval of the Company’s shareholders and bondholders. There can be no assurance that a transaction will be entered into.

1	Legal Status, Management and Business Activity

The consolidated financial statements comprise of the financial statements of Brooge Energy Limited (“Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”. The details of the Group are as follows:

a. Brooge Energy Limited (“Company”)

The Company (formerly known as Brooge Holdings Limited), is a Company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 07, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. Brooge Petroleum and Gas Investment Company Phase III FZE (BPGIC Phase III FZE)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 20-FZE-1972.

BPGIC Phase III FZE is a 100% subsidiary of the Company.

iii. BPGIC International

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

iv. Brooge Petroleum and Gas Management Company Limited (BPGMC Limited)

BPGMC Limited is a company with limited liability registered in Dubai International Financial Centre with commercial license number CL3852.

BPGMC Limited is a 100% subsidiary of the Company.

v. BPGIC Phase 3 Limited (BPGIC Phase III Ltd)

BPGIC Phase 3 Limited is a Free Zone Company with limited liability formed in accordance with the provisions of Jebel Ali Free Zone Authority Offshore Companies Regulations 2018. The registration number of BPGIC Phase 3 Limited is 226933.

BPGIC Phase 3 Limited is a 100% subsidiary of the Company.

The service provided by the group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s phase II, with a total capacity of 602,064 cbm was completed in September 2021.The Group has commenced early preparation work for its phase 3 project where it intends to construct additional storage and refinery facilities. The Group’s has commenced preconstruction work for its phase 3. The Group intends to construct additional storage and refinery facility as part of the phase 3.

The Company was incorporated on 12 April 2019 for the sole purpose of consummating the business combination described further below.

On 15 April 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) as disclosed in Note 31.

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of business combination, Twelve seas changed its name to ‘BPGIC International’.

The consolidated financial statements are prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The reaudited consolidated financial statements were authorised for issue by the Board of Directors.

1	Legal Status, Management and Business Activity

The consolidated financial statements comprise of the financial statements of Brooge Energy Limited (“Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”. The details of the Group are as follows:

a. Brooge Energy Limited

The Company (formerly known as Brooge Holdings Limited) is a Company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 07, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. Brooge Petroleum and Gas Investment Company Phase III FZE (BPGIC Phase III FZE)

BPGIC Phase III FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 20-FZE-1972.

BPGIC Phase III FZE is a 100% subsidiary of the Company.

iii. BPGIC International

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

iv. Brooge Petroleum and Gas Management Company Limited (BPGMC Limited)

BPGMC Limited is a company with limited liability registered in Dubai International Financial Centre with commercial license number CL3852.

BPGMC Limited is a 100% subsidiary of the Company.

v. BPGIC Phase 3 Limited (BPGIC Phase III Ltd)

BPGIC Phase 3 Limited is a Free Zone Company with limited liability formed in accordance with the provisions of Jebel Ali Free Zone Authority Offshore Companies Regulations 2018. The registration number of BPGIC Phase 3 Limited is 226933.

BPGIC Phase 3 Limited is a 100% subsidiary of the Company.

The service provided by the group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s phase II, with a total capacity of 602,064 cbm was completed in September 2021.The Group has commenced early preparation work for its phase 3 project where it intends to construct additional storage and refinery facilities. The Group’s has commenced preconstruction work for its phase 3 project where it intends to construct additional storage and refinery facilities.

The Company was incorporated on 12 April 2019 for the sole purpose of consummating the business combination described further below.

On 15 April 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) as disclosed in Note 31.

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of business combination, Twelve Seas changed its name to ‘BPGIC International’.

The consolidated financial statements are prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The reaudited consolidated financial statements were authorised for issue by the Board of Directors.

1	Legal Status, Management and Business Activity

The consolidated financial statements comprise of the consolidation of the financial statements of Brooge Energy Limited (the “Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”. The details of the Group are as follows:

a. Brooge Energy Limited

The Company (formerly known as Brooge Holdings Limited) is a company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 07, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a free zone Company formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. BPGIC International (“BPGIC International”)

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

The service provided by the group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s phase II, with a total capacity of 602,064 cbm was completed in September 2021.

The Company was incorporated on 12 April 2019 for the sole purpose of consummating the business combination described further below.

On 15 April 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) as disclosed in Note 30.

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of business combination, Twelve Seas changed its name to ‘BPGIC International’.

The consolidated financial statements are prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited). The comparative financial years included herein are derived from the consolidated financial statements of BPGIC FZE as adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The reaudited consolidated financial statements were authorised for issue by the Board of Directors.

1	Legal Status, Owners Management and Business Activity

Brooge Petroleum and Gas Investment Company FZE, (the “Company”), formerly known as Brooge Petroleum and Gas Investment Company FZC, is a free zone company registered and incorporated on 10 February 2013 in Fujairah, United Arab Emirates (“UAE”). The free zone is income tax free without a set time limit. The Company provides oil storage and related services at the Port of Fujairah in the Emirate of Fujairah in the UAE. The Company currently operates Phase I and Phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. The construction of the Company’s Phase II, with a total capacity of 602,064 cbm was completed in September 2021.

The Company’s share capital was divided amongst three shareholders (referred to as the owners or shareholders). Emirates Investment LLC FZC was the parent company.

On 25 February 2019, the shareholders of Brooge Petroleum and Gas Investment Company FZC transferred their ownership in the Company to Brooge Petroleum and Gas Investment Company plc (“BPGIC plc”), a company incorporated under the laws of England and Wales and owned by the same shareholders that previously owned Brooge Petroleum and Gas Investment Company FZC and in the same ownership proportion. Upon the change of ownership, Brooge Petroleum and Gas Investment Company FZC changed its name to Brooge Petroleum and Gas Investment Company FZE. As a result of the above, BPGIC plc became the parent of the Company.

On 15 April 2019, the Company entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), Brooge Energy Limited (Formerly known as Brooge Holdings Limited), Brooge Merger Sub Limited, a subsidiary of Brooge Energy Limited, and the Company’s shareholders. On 10 May 2019, BPGIC plc became party to the business combination agreement by execution of a joinder thereto. Pursuant to the business combination agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the business combination agreement, Twelve Seas will merge with Brooge Merger Sub Limited, with Twelve Seas continuing as the surviving entity and with holders of Twelve Seas securities receiving securities of Brooge Energy Limited, and Brooge Energy Limited will acquire all of the issued and outstanding ordinary shares of the Company from BPGIC plc in exchange for ordinary shares of Brooge Energy Limited, with the Company becoming a wholly-owned subsidiary of Brooge Energy Limited.

The registered office is at P.O Box 50170 Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates.

The owners of the Company are:

Name of Owner	Number of Shares	% of Shares	Value in USD
HH Sheikh Mohammed Khalifa Zayed Al Nahyan	1,000,000	20%	272,257
M/s. AL Brooge Capital Providing for Oil and Gas LLC	1,000,000	20%	272,257
M/s. Emirates Investment LLC FZC	3,000,000	60%	816,771
	5,000,000	100%	1,361,285